LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans
Total gross loans, amount	$ 408,240,534	$ 397,102,394
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Deferred loan origination costs (fees), net	(50,610)	46,825
Allowance for loan losses	(5,944,585)	(7,789,262)	(5,728,395)
Loans, net	394,868,626	387,634,646
Changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
Balance, beginning of year	19,402,842	10,347,217
Additions	1,748,927	9,753,434
Repayments	(13,023,026)	(695,809)
Change in status of borrower		(2,000)
Balance, end of year	8,128,743	19,402,842
Minimum
Loan to related parties
Beneficial ownership percentage qualifying as related party	10.00%
One-to-four family
Changes in loans to directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership
Loan to value ratio occasionally exceeded for loans secured by single-family dwellings (as a percent)	90.00%
Construction and land
Loans
Undisbursed portion of construction loans	(7,376,713)	(1,725,311)
Real estate loans
Loans
Total gross loans, amount	323,464,435	327,870,870
Allowance for loan losses	(4,486,671)	(6,648,837)	(4,656,662)
Real estate loans | One-to-four family
Loans
Total gross loans, amount	112,350,393	115,540,320
Allowance for loan losses	(847,285)	(777,470)	(1,161,865)
Real estate loans | Multi-family
Loans
Total gross loans, amount	42,203,212	39,481,726
Allowance for loan losses	(958,303)	(779,680)	(299,964)
Real estate loans | Commercial
Loans
Total gross loans, amount	138,766,873	128,656,804
Allowance for loan losses	(1,268,081)	(1,157,114)	(1,043,023)
Real estate loans | Construction and land
Loans
Total gross loans, amount	30,143,957	44,192,020
Allowance for loan losses	(1,413,002)	(3,934,573)	(2,151,810)
Commercial business
Loans
Total gross loans, amount	71,251,082	48,676,963
Allowance for loan losses	(1,296,114)	(969,669)	(868,572)
Consumer
Loans
Total gross loans, amount	13,525,017	20,554,561
Allowance for loan losses	(161,800)	(170,756)	(203,161)
Consumer | Home equity
Loans
Total gross loans, amount	12,062,108	19,139,850
Allowance for loan losses	(151,625)	(133,234)	(193,756)
Consumer | Automobile and other
Loans
Total gross loans, amount	1,462,909	1,414,711
Allowance for loan losses	$ (10,175)	$ (37,522)	$ (9,405)